Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

17. Stock-Based Compensation

During 2023, the Company adopted the 2023 Employee Stock Purchase Plan (the “Purchase Plan”). The Purchase Plan permits eligible employees of the Company and certain designated companies as determined by the Board of Directors, to purchase shares of the Company’s Common Stock. The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan is equal to 2% of the fully diluted common stock determined at the Close of the Merger Agreement, determined to be 1,144. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Purchase Plan, will automatically increase on January 1 of each year for a period of 10 years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 1,144. As of September 30, 2025 and December 31, 2024, 26,039 and 1,156 shares of common stock remain available to be purchased under the Purchase Plan, respectively.

During 2023, the Company adopted the 2023 Equity Incentive Plan (the “Plan”). The Plan permits the granting of incentive stock options, nonstatutory stock options, SARs, restricted stock awards, RSU awards, performance awards, and other awards. to employees, directors, and consultants. The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger, determined to be approximately 7,152. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Plan, will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. As of September 30, 2025 and December 31, 2024, 425,699 and 232 stock options remain available to be awarded under the Plan, respectively.

The Company accounts for stock-based payments pursuant to ASC 718 Stock Compensation and, accordingly, the Company records compensation expense for stock-based awards based upon an assessment of the grant date fair value for options using the Black-Scholes option pricing model. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics were selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent periods of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to the U.S. Treasury zero-coupon issues with remaining maturities similar to the expected term of the options. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table summarizes assumptions used to compute the fair value of options granted:

	September 30, 2025	September 30, 2024
Stock price	$14-5,990	$146 - 305
Exercise price	$15-5,990	$146 - 2,500
Expected volatility	110.95%	61.00 - 62.12%
Expected term (in years)	10	5.61 - 6.08
Risk-free interest rate	4.45%	4.20 - 4.45%

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2024	2,566	$1,618.30	8.52	$—
Granted	10,086	210.45	9.12	—
Expired	(17)	176.44	—	—
Forfeited	(43)	292.63	—	—
Outstanding at September 30, 2025	12,592	$347.85	8.89	—
Exercisable at September 30, 2025	1,312	$1,668.77	6.82	$—

In connection with issuances under the Plan, the Company recorded stock-based compensation expense related to stock options of $79,488 and $182,496, which is included in general and administrative expense for the nine months ended September 30, 2025 and 2024, respectively. The weighted-average grant-date fair value per option granted during the nine months ended September 30, 2025 and 2024 was $12 and $85, respectively. As of September 30, 2025 and 2024, $261,467 and $591,887 of unrecognized compensation expense related to non-vested awards is expected to be recognized over the weighted average period of 9.13 and 3.55 years, respectively. The aggregate intrinsic value is calculated as the difference between the fair value of the Company’s stock price and the exercise price of the options.

RSUs

During the year ended December 31, 2024, the Company began issuing RSUs to employees and to non-employee directors. Each RSU entitles the recipient to one share of Class A Common Stock upon vesting. The Company measures the fair value of RSUs using the stock price on the date of grant. Stock-based compensation expense for employee-granted RSUs is recorded ratably over their vesting period of (a) four years - 25% of the RSUs will vest on each anniversary, or (b) one year - 25% will vest quarterly, or (c) one year – 100% will vest on the first anniversary of the vesting commencement date until the RSU is fully vested. Stock-based compensation expense for non-employee director-granted RSUs is recorded ratably over their vesting period which is the earlier to occur of the one (1) year anniversary of the respective grant date, or the next annual meeting of stockholders following the respective grant date.

A summary of the activity with respect to, and status of, RSUs during the nine months ended September 30, 2025 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	34,078	$17.40
Granted	520,529	7.03
Exercised	(125,427)	11.91
Forfeited	(14,751)	8.49
Outstanding at September 30, 2025	414,429	$7.45

For the nine months ended September 30, 2025 and September 30, 2024, the Company recorded stock-based compensation expense related to RSUs of $1,677,611 and $313,841, respectively, which is included in general and administrative expense. As of September 30, 2025 and 2024, unrecognized compensation cost related to the grant of RSUs was $2,342,212 and $158,032, respectively. Unvested outstanding RSUs as of September 30, 2025 and 2024 had a weighted average remaining vesting period of 2.25 and 1.2 years, respectively.

19. Stock-Based Compensation

During 2023, the Company adopted the 2023 Employee Stock Purchase Plan (the “Purchase Plan”). The Purchase Plan permits eligible employees of the Company and certain designated companies as determined by the Board of Directors, to purchase shares of the Company’s Common Stock. The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan is equal to 2% of the fully diluted common stock determined at the Close of the Merger Agreement, determined to be 1,144. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Purchase Plan, will automatically increase on January 1 of each year for a period of 10 years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 1,144. As of December 31, 2024 and 2023, 1,156 and 1,144 shares of common stock remain available to be purchased under the Purchase Plan, respectively.

During 2023, the Company adopted the 2023 Equity Incentive Plan (the “Plan”). The Plan permits the granting of incentive stock options, nonstatutory stock options, SARs, restricted stock awards, RSU awards, performance awards, and other awards. to employees, directors, and consultants. The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger, determined to be 7,152. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Plan, will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance, which were 7,152. As of December 31, 2024 and 2023, 233 and 7,152 stock options remain available to be awarded under the Plan, respectively.

The Company accounts for stock-based payments pursuant to ASC 718 Stock Compensation and, accordingly, the Company records compensation expense for stock-based awards based upon an assessment of the grant date fair value for options using the Black-Scholes option pricing model. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics were selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent periods of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to the U.S. Treasury zero-coupon issues with remaining maturities similar to the expected term of the options. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table summarizes assumptions used to compute the fair value of options granted:

	December 31, 2024	December 31, 2023
Stock price	$150.00 - 2,930.00	$4,190.00 - 5,990.00
Exercise price	$58.50 - 2,500.00	$4,190.00 - 5,990.00
Expected volatility	61.00 - 69.57%	80.00 - 110.95%
Expected term (in years)	5.61 - 6.08	5.00 - 6.08
Risk-free interest rate	3.71 - 4.45%	3.46 - 4.31%

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2022	635	$1,052.40	7.95	$108,253
Granted	1,738	4,964.90
Exercised	(36)	1,094.60		4,480
Expired	(13)	5,990.00
Forfeited	(823)	5,785.60
Outstanding at December 31, 2023	1,501	$2,914.40	8.29	$109,821
Granted	2,845	1,433.40
Exercised	—	—
Expired	(200)	3,092.40
Forfeited	(1,580)	2,345.70
Outstanding at December 31, 2024	2,566	$1,618.30	8.52	$—
Exercisable at December 31, 2024	656	$1,596.50	6.37	$—

In connection with issuances under the Plan, the Company recorded stock-based compensation expense of $131,041 and $1,245,796, which is included in general and administrative expense for the years ended December 31, 2024 and 2023, respectively. The weighted-average grant-date fair value per option granted during the years ended December 31, 2024 and 2023 was $7.15 and $243.00, respectively. As of December 31, 2024 and 2023, $212,936 and $2,594,571 of unrecognized compensation expense related to non-vested awards is expected to be recognized over the weighted average period of 9.25 and 2.73 years, respectively. The aggregate intrinsic value is calculated as the difference between the fair value of the Company’s stock price and the exercise price of the options.

RSUs

During the year ended December 31, 2024, the Company began issuing RSUs to employees and to non-employee directors. Each RSU entitles the recipient to one share of Class A Common Stock upon vesting. The Company measures the fair value of RSUs using the stock price on the date of grant. Stock-based compensation expense for employee-granted RSUs is recorded ratably over their vesting period of four years. 25% of the RSUs will vest on each anniversary of the vesting commencement date until the RSU is fully vested. Stock-based compensation expense for non-employee director-granted RSUs is recorded ratably over their vesting period which is the earlier to occur of the one (1) year anniversary of the respective grant date, or the next annual meeting of stockholders following the respective grant date.

A summary of the activity with respect to, and status of, RSUs during the year ended December 31, 2024 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	—	$—
Granted	42,504	26.50
Exercised	(8,179)	58.60
Forfeited	(247)	218.40
Outstanding at December 31, 2024	34,078	$17.40

For the year ended December 31, 2024, the Company recorded stock-based compensation expense of $1,034,639 which is included in general and administrative expense for the year ended December 31, 2024. As of December 31, 2024, unrecognized compensation cost related to the grant of RSUs was $37,150. Unvested outstanding RSUs as of December 31, 2024 had a weighted average remaining vesting period of 3.37 years.